Segment information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating segments:
Aeronautical revenue	$ 19,387,860	$ 18,589,161	$ 15,223,096
Non-aeronautical services	10,499,263	9,895,327	9,295,915
Revenue from construction services	7,350,308	2,848,299	1,302,633
Cost of aeronautical and non-aeronautical services	12,547,191	10,645,044	8,956,286
Cost of construction services	7,350,308	2,848,299	1,302,633
Total	37,237,431	31,332,787	25,821,644
Operating profit	16,993,885	17,519,806	15,243,525
Total assets	89,245,861	83,636,752
Total liabilities	42,839,495	22,024,127
Exchange rate translation from non-current assets (***)	(1,775,991)	2,818,418	(1,530,746)
Amortization and depreciation	(3,260,815)	(2,322,984)	(2,069,157)
Operating segments
Operating segments:
Aeronautical revenue	19,387,860	18,589,161	15,223,096
Non-aeronautical services	10,499,263	9,895,327	9,295,915
Revenue from construction services	7,350,308	2,848,299	1,302,633
Cost of aeronautical and non-aeronautical services	(9,286,375)	(8,322,060)	(6,887,129)
Cost of construction services	(7,350,308)	(2,848,299)	(1,302,633)
Operating profit	16,993,885	17,519,806	15,243,525
Non-current assets	71,368,074	57,980,741	51,609,227
Total assets	89,245,861	83,636,752	70,342,424
Total liabilities	42,839,495	22,024,127	18,751,226
Improvements to assets under concession and acquisition of furniture and equipment in the period	7,807,852	4,394,462	1,371,000
Amortization and depreciation	(3,260,815)	(2,322,984)	(2,069,157)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	16,961,721	16,201,441	13,333,759
Non-aeronautical services	1,648,334	1,553,383	1,569,319
Total	18,610,055	17,754,824	14,903,078
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	2,426,139	2,387,720	1,889,337
Non-aeronautical services	8,850,929	8,341,944	7,726,596
Revenue from construction services	7,350,308	2,848,299	1,302,633
Total	18,627,376	13,577,963	10,918,566
Aeropuerto de Cancun, S. A. de C. V. | Operating segments
Operating segments:
Aeronautical revenue	10,544,808	10,414,204	8,167,803
Non-aeronautical services	6,344,934	6,424,750	6,373,826
Revenue from construction services	4,847,755	1,488,898	415,669
Cost of aeronautical and non-aeronautical services	(4,814,951)	(4,958,839)	(4,248,298)
Cost of construction services	(4,847,755)	(1,488,898)	(415,669)
Operating profit	10,973,948	11,157,227	9,610,292
Non-current assets	26,865,015	24,122,818	22,273,489
Total assets	36,044,519	38,646,834	31,363,171
Total liabilities	21,330,210	6,999,215	5,029,334
Improvements to assets under concession and acquisition of furniture and equipment in the period	4,979,595	2,644,300	477,361
Amortization and depreciation	(767,618)	(722,888)	(683,039)
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	9,318,916	9,145,275	7,149,065
Non-aeronautical services	1,155,654	1,123,689	1,172,595
Total	10,474,570	10,268,964	8,321,660
Aeropuerto de Cancun, S. A. de C. V. | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	1,225,891	1,268,929	1,018,738
Non-aeronautical services	5,189,280	5,301,061	5,201,231
Revenue from construction services	4,847,755	1,488,898	415,669
Total	11,262,926	8,058,888	6,635,638
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	2,371,524	2,208,073	2,029,890
Non-aeronautical services	2,283,952	1,981,707	1,729,919
Revenue from construction services	769,893	626,195	414,520
Cost of aeronautical and non-aeronautical services	(2,260,547)	(1,932,670)	(1,482,310)
Cost of construction services	(769,893)	(626,195)	(414,520)
Operating profit	1,620,787	1,528,467	1,629,778
Non-current assets	17,596,710	20,215,783	16,392,510
Total assets	20,417,313	23,562,476	19,668,032
Total liabilities	10,703,705	12,434,805	10,424,993
Improvements to assets under concession and acquisition of furniture and equipment in the period	856,102	707,709	465,166
Amortization and depreciation	(774,142)	(728,643)	(647,721)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,492,797	1,445,579	1,428,789
Non-aeronautical services	492,680	429,694	396,724
Total	1,985,477	1,875,273	1,825,513
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	878,727	762,494	601,101
Non-aeronautical services	1,791,272	1,552,013	1,333,195
Revenue from construction services	769,893	626,195	414,520
Total	3,439,892	2,940,702	2,348,816
Airplan | Operating segments
Operating segments:
Aeronautical revenue	2,743,088	2,465,434	1,945,637
Non-aeronautical services	1,061,486	857,301	659,237
Revenue from construction services	19,284	25,387	14,539
Cost of aeronautical and non-aeronautical services	(1,574,580)	(1,363,220)	(1,151,396)
Cost of construction services	(19,284)	(25,387)	(14,539)
Operating profit	997,245	1,540,947	1,084,377
Non-current assets	1,708,367	3,228,074	2,943,119
Total assets	3,787,621	6,792,163	5,968,440
Total liabilities	1,554,262	2,165,623	2,727,965
Improvements to assets under concession and acquisition of furniture and equipment in the period	23,901	25,751	14,297
Amortization and depreciation	(1,232,755)	(418,568)	(369,101)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	2,721,817	2,399,113	1,890,175
Total	2,721,817	2,399,113	1,890,175
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	21,271	66,321	55,462
Non-aeronautical services	1,061,486	857,301	659,237
Revenue from construction services	19,284	25,387	14,539
Total	1,102,041	949,009	729,238
ASUR Airports | Operating segments
Operating segments:
Non-aeronautical services	133,143
Cost of aeronautical and non-aeronautical services	(137,691)
Operating profit	(4,548)
Non-current assets	13,377,481
Total assets	14,277,714
Total liabilities	8,569,728
Improvements to assets under concession and acquisition of furniture and equipment in the period	2,385
ASUR Airports | Operating segments | Transferred over a period time:
Operating segments:
Non-aeronautical services	133,143
Total	133,143
Merida | Operating segments
Operating segments:
Aeronautical revenue	1,230,316	1,122,018	1,066,368
Non-aeronautical services	291,639	268,600	232,536
Revenue from construction services	192,466	177,339	64,610
Cost of aeronautical and non-aeronautical services	(552,881)	(517,221)	(446,190)
Cost of construction services	(192,466)	(177,339)	(64,610)
Operating profit	813,138	728,867	763,302
Non-current assets	3,707,893	3,660,686	3,579,162
Total assets	4,191,985	4,328,447	4,308,637
Total liabilities	76,563	27,997	100,176
Improvements to assets under concession and acquisition of furniture and equipment in the period	191,773	213,364	68,567
Amortization and depreciation	(155,936)	(144,530)	(89,412)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,129,569	1,029,896	997,651
Total	1,129,569	1,029,896	997,651
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	100,747	92,122	68,717
Non-aeronautical services	291,639	268,600	232,536
Revenue from construction services	192,466	177,339	64,610
Total	584,852	538,061	365,863
Villahermosa [member] | Operating segments
Operating segments:
Aeronautical revenue	468,345	462,282	404,370
Non-aeronautical services	83,079	85,396	73,876
Revenue from construction services	147,291	88,466	76,389
Cost of aeronautical and non-aeronautical services	(210,262)	(202,602)	(168,342)
Cost of construction services	(147,291)	(88,466)	(76,389)
Operating profit	286,261	293,650	263,965
Non-current assets	1,446,857	1,321,282	1,271,556
Total assets	1,723,935	1,657,410	1,555,737
Total liabilities	110,226	95,270	107,358
Improvements to assets under concession and acquisition of furniture and equipment in the period	181,147	100,603	69,768
Amortization and depreciation	(54,901)	(51,426)	(45,939)
Villahermosa [member] | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	428,563	423,299	376,675
Total	428,563	423,299	376,675
Villahermosa [member] | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	39,782	38,983	27,695
Non-aeronautical services	83,079	85,396	73,876
Revenue from construction services	147,291	88,466	76,389
Total	270,152	212,845	177,960
Holding & service | Operating segments
Operating segments:
Non-aeronautical services	1,148,746	1,157,048	980,145
Cost of aeronautical and non-aeronautical services	(49,466)	269,525	264,181
Operating profit	1,086,446	1,106,922	925,105
Non-current assets	39,142,439	53,428,740	44,513,606
Total assets	39,610,905	54,291,248	45,017,265
Total liabilities	167,307	123,514	121,335
Amortization and depreciation	(6)	(13)	(21)
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non-aeronautical services	1,148,747	1,157,048	980,145
Total	1,148,747	1,157,048	980,145
Other | Operating segments
Operating segments:
Aeronautical revenue	2,029,779	1,917,150	1,609,028
Non-aeronautical services	301,030	277,573	226,521
Revenue from construction services	1,373,619	442,014	316,906
Cost of aeronautical and non-aeronautical services	(834,743)	(774,081)	(634,919)
Cost of construction services	(1,373,619)	(442,014)	(316,906)
Operating profit	1,220,608	1,163,726	966,706
Non-current assets	7,979,199	6,696,067	6,251,131
Total assets	9,647,756	9,050,883	8,076,488
Total liabilities	327,494	177,703	240,065
Improvements to assets under concession and acquisition of furniture and equipment in the period	1,572,949	702,735	275,841
Amortization and depreciation	(275,458)	(256,916)	(233,924)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,870,059	1,758,279	1,491,404
Total	1,870,059	1,758,279	1,491,404
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	159,721	158,871	117,624
Non-aeronautical services	301,030	277,573	226,521
Revenue from construction services	1,373,619	442,014	316,906
Total	1,834,370	878,458	661,051
Consolidation adjustments | Operating segments
Operating segments:
Non-aeronautical services	(1,148,746)	(1,157,048)	(980,145)
Cost of aeronautical and non-aeronautical services	1,148,746	1,157,048	980,145
Non-current assets	(40,455,887)	(54,692,709)	(45,615,346)
Total assets	(40,455,887)	(54,692,709)	(45,615,346)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Non-aeronautical services	(1,148,747)	(1,157,048)	(980,145)
Total	$ (1,148,747)	$ (1,157,048)	$ (980,145)